RELATED-PARTY TRANSACTIONS - Key Management compensation and other information from related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) EquityInstruments shares	Dec. 31, 2022 BRL (R$) EquityInstruments	Dec. 31, 2021 BRL (R$) EquityInstruments	Dec. 31, 2020 BRL (R$) EquityInstruments	Jan. 10, 2023 BRL (R$)
RELATED PARTY TRANSACTIONS
Cost of social charges, related to the management	R$ 17,077	R$ 20,455	R$ 23,266
Investments in associates and jointly-controlled entities	3,858,449	3,896,518	3,340,775	R$ 2,271,629
Brasil ao Cubo S.A.
RELATED PARTY TRANSACTIONS
Investments in associates and jointly-controlled entities					R$ 141,000
Key Management personnel (Board of Directors and executive officers)
RELATED PARTY TRANSACTIONS
Key management salaries, variable compensation and benefits	36,964	42,164	61,747
Contributions to management's defined contribution pension plans	1,986	2,040	1,932	R$ 1,932
Key management long-term incentive plans	R$ 25,352	R$ 19,548	R$ 19,637
Key Management personnel (Board of Directors and executive officers) | Restricted and Performance Shares
Restricted shares granted to Management
Balance, beginning of year | EquityInstruments	3,415,166	3,712,436	6,456,248
Granted | EquityInstruments	2,705,702	840,496	709,990
Exercised | EquityInstruments	(938,953)	(1,135,503)	(3,453,802)
Cancelled | EquityInstruments	(404,922)	(2,262)
Share Bonus | shares	(168,859)
Balance, end of year | EquityInstruments	4,945,852	3,415,166	3,712,436	6,456,248
Fundacao Gerdau, Instituto Gerdau and Fundacao Ouro Branco
RELATED PARTY TRANSACTIONS
Contributions to defined contribution pension plans	R$ 41,763	R$ 36,860